Deconsolidation of VIE (Details)		12 Months Ended
	Oct. 20, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Nov. 11, 2025
Deconsolidation of VIE [Line Items]
Equity transfer	¥ 0
Net assets			¥ 450,000
Deconsolidation of gain | $		$ 63,056
Nanjing Yanyu and Nanjing Yanqing [Member]
Deconsolidation of VIE [Line Items]
Percentage of equity transfer						100.00%
Jiangsu Yanggu [Member]
Deconsolidation of VIE [Line Items]
Deconsolidation of gain		$ 63,000	¥ 450,000